Consolidated Statements of Changes in Equity - USD ($)	Total	Share captial	Share premium	Revaluation reserve	Statutory surplus reserve	Retained profits	Foreign currency translation reserve
Beginning balance at Dec. 31, 2014	$ 105,618,076	$ 170	$ 5,627,247		$ 5,815,493	$ 89,890,767	$ 4,284,399
Profit (Loss) for the year	1,243,670					1,243,670
Other comprehensive income (loss) for the year	(6,044,772)						(6,044,772)
Appropriation to statutory surplus reserve					253,964	(253,964)
Ending balance at Dec. 31, 2015	100,816,974	170	5,627,247		6,069,457	90,880,473	(1,760,373)
Reclassification of revaluation surplus	184,272			184,272
Shares issued for stock based compensation	429,000	7	428,993
Profit (Loss) for the year	(11,902,687)					(11,902,687)
Other comprehensive income (loss) for the year	(6,125,433)						(6,125,433)
Appropriation to statutory surplus reserve					15,379	(15,379)
Ending balance at Dec. 31, 2016	83,402,126	177	6,056,240	184,272	6,084,836	78,962,407	(7,885,806)
Shares issued for stock based compensation	629,950	21	629,929
Profit (Loss) for the year	(14,815,596)					(14,815,596)
Other comprehensive income (loss) for the year	4,810,715						4,810,715
Ending balance at Dec. 31, 2017	$ 74,027,195	$ 198	$ 6,686,170	$ 184,272	$ 6,084,836	$ 64,146,811	$ (3,075,091)